Commitments and Contingencies - Schedule of Contractual Obligations (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2024 CNY (¥)		Jun. 30, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]	¥ 9,000		$ 1,238
Short-term bank borrowing		5,000		688		¥ 14,500		$ 2,042
Operating lease liabilities		6,865	[2],[3]	945	[2]	7,730	[4]
Payable to Wuyi		5,200	[5]	716	[5]	5,200	[6]	732	[6]
Total		¥ 26,065		3,587		¥ 29,051		4,091
Payment due by period Less than 1 year [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]			9,000
Short-term bank borrowing				5,000
Operating lease liabilities	[2]			1,053
Payable to Wuyi				5,200	[5]			5,200	[6]
Total				20,253				21,950
Payment due by period 1-3 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			3,548
Payable to Wuyi					[5]
Total				3,548				4,290
Payment due by period 3-5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			1,707
Payable to Wuyi					[5]
Total				1,707				2,025
Payment due by period More than 5 years [Member]
Schedule of Contractual Obligations [Line Items]
Long-term bank borrowings	[1]
Short-term bank borrowing
Operating lease liabilities	[2]			557
Payable to Wuyi					[5]
Total				$ 557				$ 786

[1]	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.
[2]	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.
[3]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,811 (US$249) and RMB5,054 (US$695) as of June 30, 2024.
[4]	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,750 (US$246) and RMB5,980 (US$842) for the year ended December 31, 2023, respectively.
[5]	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.
[6]	The Group’s commitment for loan payable to WuYi Transportation Construction as of December 31, 2023 is discussed in Note 16 LOAN PAYABLES, Note 14 ACCRUED EXPENSES AND OTHER LIABILITIES and Note 23 SUBSEQUENT EVENTS.